Accounts Receivable, Net - Schedule of Movement of Allowance of Credit Losses (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Movement of Allowance of Credit Losses [Abstract]
Balance at the beginning of the year	$ (23,064)	$ (28,594)	$ (4,223)
Reversal (provision) during the year	6,650	5,079	(24,728)
Foreign exchange difference	277	451	357
Balance at end of the year	$ (16,137)	$ (23,064)	$ (28,594)